Financial Liabilities - Borrowings - Additional Information (Detail) $ in Thousands, £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings	£ 11.0		£ 5.0
Accrued interest included in current borrowings	2.0
Non-current borrowings	1,397.0		1,572.0
Current borrowings	254.0		92.0
Disposal groups classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	66.0		0.0
Current borrowings	3.0		0.0
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	£ 0.9	$ 1,190	£ 0.7	$ 900